Federated Hermes Global Small Cap Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.3%
		Australia—1.3%
1,742		Ansell Ltd.	$ 45,848
		Canada—3.1%
1,976	[1]	CAE, Inc.	57,057
347		Cargojet Inc.	57,551
		TOTAL	114,608
		Finland—1.7%
1,177		Huhtamaki Oyj	62,860
		France—1.2%
181	[1]	Silicon-On-Insulator Technologies (SOITEC)	43,360
		Germany—1.5%
1,033		Jungheinrich AG	55,761
		Ireland—1.8%
3,582		Glanbia PLC	63,883
		Italy—2.4%
1,685	[1]	MARR SpA	40,751
3,845		Technogym SpA	45,483
		TOTAL	86,234
		Japan—10.7%
876		Horiba Ltd.	62,611
17		Hulic Reit, Inc. REIT	28,612
1,694		Kh Neochem Co. Ltd.	46,160
1,381		NIFCO, Inc.	43,577
1,136		Noritsu Koki Co. Ltd.	24,595
1,461		Open House Co. Ltd.	71,108
3,650		Penta Ocean Construction	23,134
1,392		Yaoko Co. Ltd.	90,441
		TOTAL	390,238
		Netherlands—4.2%
1,095		Aalberts Industries NV	68,298
441		IMCD Group NV	86,821
		TOTAL	155,119
		Spain—2.4%
20,714		Linea Directa Aseguradora SA	43,698
3,710		Merlin Properties SOCIMI SA	43,336
		TOTAL	87,034
		Sweden—3.9%
1,348		Thule Group AB/The	73,720
2,885		Trelleborg AB, Class B	70,231
		TOTAL	143,951
		Switzerland—1.8%
169		Burckhardt Compression Holdings AG	66,693
		United Kingdom—9.1%
37,334		Breedon Group PLC	53,260
13,404		Central Asia Metals PLC	46,022
8,069		CLS Holdings PLC	26,555
686		Dechra Pharmaceutical PLC	49,410

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
3,118	[1]	Draper Esprit PLC	$46,565
12,581		Harworth Group PLC	26,725
6,063		Paragon Group Companies PLC	46,882
9,500	[1]	SSP Group PLC	35,574
		TOTAL	330,993
		United States—54.2%
736	[1]	Altair Engineering, Inc.	54,457
967	[1]	AMN Healthcare Services, Inc.	109,774
443		Aptargroup, Inc.	59,716
256	[1]	Axon Enterprise, Inc.	46,559
86	[1]	Bio-Rad Laboratories, Inc., Class A	69,215
835		Brooks Automation, Inc.	70,942
664		Brown & Brown	38,545
953		Brunswick Corp.	92,317
192	[1]	CACI International, Inc., Class A	49,448
2,157	[1]	CarGurus, Inc.	65,530
527	[1]	Clean Harbors, Inc.	54,081
446		Columbia Sportswear Co.	45,496
830		Community Bank System, Inc.	61,420
44,575	[2]	Diversified Gas & Oil PLC	68,382
443		Eagle Materials, Inc.	69,480
113		Henry Jack & Associates, Inc.	19,931
3,185		Huntington Bancshares, Inc.	49,463
655	[1]	Kirby Corp.	35,101
454	[1]	Livanova PLC	37,541
889		MDU Resources Group, Inc.	28,599
1,107		National Instruments Corp.	46,295
610	[1]	Palomar Holdings, Inc.	54,778
670		Power Integrations, Inc.	72,789
326		Reinsurance Group of America	37,757
2,624		Retail Opportunity Investments Corp.	47,442
535		RPM International, Inc.	44,025
586	[1]	Silicon Laboratories, Inc.	92,365
315		STERIS PLC	67,728
983	[1]	Terminix Global Holdings, Inc.	40,922
280		WD 40 Co.	67,096
169		West Pharmaceutical Services, Inc.	76,324
400	[1]	WEX, Inc.	73,428
1,047		Wiley (John) & Sons, Inc., Class A	60,831
961		Wintrust Financial Corp.	71,921
		TOTAL	1,979,698
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $2,609,222)	3,626,280
		OTHER ASSETS AND LIABILITIES - NET—0.7%[3]	26,476
		TOTAL NET ASSETS—100%	$3,652,756
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2021, these restricted securities amounted to $68,382, which represented 1.9% of total net assets.

Additional information on restricted securities held at August 31, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Diversified Gas & Oil PLC	4/23/2019	$66,193	$68,382
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,911,316	$—	$—	$1,911,316
International	114,608	1,600,356	—	1,714,964
TOTAL SECURITIES	$2,025,924	$1,600,356	$—	$3,626,280
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust